INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 120
2027	103
2028	92
2029	79
2030	75
Thereafter	1,093
Total amortization expense	$ 1,562	$ 1,619